Commitments and Contingencies (Details)	1 Months Ended				2 Months Ended	12 Months Ended
	Jun. 30, 2017 defendant	Sep. 30, 2015 pharmacy	Mar. 31, 2010 state	Feb. 28, 2006 lawsuit director item	Sep. 30, 2017 complaint	Dec. 31, 2017 store item
Loss contingencies
Number of store leases guaranteed | store						85
Number of material accruals for outstanding legal matters						0
Number of pharmacies indicated in subpoena | pharmacy		8
Number of legal proceedings, government investigations, inquiries and audits expected to be material						0
Omnicare, Inc.
Loss contingencies
New claims filed, number | lawsuit				2
Number of officers named in lawsuit				3
Number of directors named in lawsuit | director				2
Multi-state Investigation
Loss contingencies
Number of states participating in multi-state investigation | state			28
Cherokee Nation Opioid Litigation
Loss contingencies
Number of defendants | defendant	6
Shareholder Matters
Loss contingencies
Number of complaints | complaint					4
Number of complaints filed in Rhode Island | complaint					3